Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000164501
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class A
Trading Symbol	VTRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,703	$10,292	$10,266	$10,178	$10,336
2017	$10,338	$10,967	$12,065	$10,339	$10,943
2018	$10,737	$11,389	$13,494	$10,300	$11,428
2019	$11,068	$11,741	$13,320	$10,960	$11,765
2020	$11,668	$12,378	$14,043	$11,992	$12,597
2021	$13,352	$14,164	$19,920	$11,944	$14,069
2022	$12,371	$13,123	$18,569	$10,962	$13,277
2023	$12,138	$12,876	$18,727	$10,728	$13,302
2024	$13,249	$14,055	$23,138	$10,868	$14,495

AssetsNet	$ 48,898,775
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,898,775 # of Portfolio Holdings14 Portfolio Turnover Rate67% Investment Advisory Fees Paid$26,649
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121558
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class I
Trading Symbol	ISOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$260,843	$262,700	$257,575	$258,775
2016	$261,381	$248,462	$265,276	$260,819
2017	$279,255	$292,017	$269,468	$276,129
2018	$290,781	$326,592	$268,471	$288,362
2019	$300,772	$322,379	$285,653	$296,869
2020	$317,955	$339,884	$312,561	$317,857
2021	$364,683	$482,125	$311,311	$355,015
2022	$339,389	$449,437	$285,721	$335,027
2023	$334,080	$453,257	$279,607	$335,664
2024	$365,667	$560,029	$283,257	$365,751

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	9.46%	3.99%	3.88%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date Retirement Income Index	8.96%	4.26%	3.88%

AssetsNet	$ 48,898,775
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,898,775 # of Portfolio Holdings14 Portfolio Turnover Rate67% Investment Advisory Fees Paid$26,649
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201116
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R
Trading Symbol	VRRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$9,861	$10,660	$10,283
2020	$10,807	$10,397	$11,664	$11,010
2021	$12,329	$14,747	$11,617	$12,297
2022	$11,390	$13,748	$10,662	$11,605
2023	$11,134	$13,864	$10,434	$11,627
2024	$12,137	$17,130	$10,570	$12,669

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	9.01%	3.40%	3.28%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.02%

AssetsNet	$ 48,898,775
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,898,775 # of Portfolio Holdings14 Portfolio Turnover Rate67% Investment Advisory Fees Paid$26,649
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164502
Shareholder Report [Line Items]
Fund Name	Voya Target In-Retirement Fund
Class Name	Class R6
Trading Symbol	VTRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Retirement Income Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Vanguard Short-Term Bond ETF.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,303	$10,266	$10,178	$10,336
2017	$11,009	$12,065	$10,339	$10,943
2018	$11,458	$13,494	$10,300	$11,428
2019	$11,865	$13,320	$10,960	$11,765
2020	$12,546	$14,043	$11,992	$12,597
2021	$14,392	$19,920	$11,944	$14,069
2022	$13,395	$18,569	$10,962	$13,277
2023	$13,187	$18,727	$10,728	$13,302
2024	$14,440	$23,138	$10,868	$14,495

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	9.50%	4.01%	4.45%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date Retirement Income Index	8.96%	4.26%	4.49%

AssetsNet	$ 48,898,775
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$48,898,775 # of Portfolio Holdings14 Portfolio Turnover Rate67% Investment Advisory Fees Paid$26,649
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	32.6%
Fixed Income	67.3%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	25.4%
Nuveen S&P 500 Index Fund - Class R6	19.0%
iShares Core U.S. Aggregate Bond ETF	14.6%
Schwab U.S. TIPS ETF	9.8%
Vanguard FTSE Developed Markets ETF	5.6%
Vanguard Short-Term Bond ETF	4.9%
Vanguard Short-Term Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	3.9%
SPDR Portfolio High Yield Bond ETF	3.9%
Voya Global Bond Fund - Class R6	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164505
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class A
Trading Symbol	VTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,697	$10,286	$10,266	$10,178	$10,398
2017	$10,750	$11,403	$12,065	$10,339	$11,578
2018	$11,520	$12,220	$13,494	$10,300	$12,503
2019	$11,670	$12,380	$13,320	$10,960	$12,672
2020	$12,344	$13,094	$14,043	$11,992	$13,447
2021	$15,387	$16,322	$19,920	$11,944	$16,524
2022	$14,246	$15,112	$18,569	$10,962	$15,562
2023	$14,002	$14,853	$18,727	$10,728	$15,648
2024	$15,813	$16,774	$23,138	$10,868	$17,521

AssetsNet	$ 81,928,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,928,100 # of Portfolio Holdings15 Portfolio Turnover Rate59% Investment Advisory Fees Paid$57,627
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121560
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	IRSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$264,454	$262,700	$257,575	$263,675
2016	$259,814	$248,462	$265,276	$261,434
2017	$288,786	$292,017	$269,468	$291,106
2018	$310,096	$326,592	$268,471	$314,366
2019	$315,044	$322,379	$285,653	$318,610
2020	$333,727	$339,884	$312,561	$338,109
2021	$416,871	$482,125	$311,311	$415,468
2022	$386,498	$449,437	$285,721	$391,288
2023	$380,676	$453,257	$279,607	$393,440
2024	$430,993	$560,029	$283,257	$440,545

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	13.22%	6.47%	5.60%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2025 Index	11.97%	6.70%	5.83%

AssetsNet	$ 81,928,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,928,100 # of Portfolio Holdings15 Portfolio Turnover Rate59% Investment Advisory Fees Paid$57,627
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201118
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R
Trading Symbol	VRRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,059	$9,861	$10,660	$10,119
2020	$10,615	$10,397	$11,664	$10,738
2021	$13,191	$14,747	$11,617	$13,195
2022	$12,193	$13,748	$10,662	$12,427
2023	$11,948	$13,864	$10,434	$12,496
2024	$13,467	$17,130	$10,570	$13,992

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	12.71%	6.01%	5.09%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2025 Index	11.97%	6.70%	5.72%

AssetsNet	$ 81,928,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,928,100 # of Portfolio Holdings15 Portfolio Turnover Rate59% Investment Advisory Fees Paid$57,627
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164506
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2025 Fund
Class Name	Class R6
Trading Symbol	VTRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2025 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund and iShares Core S&P Mid-Cap ETF were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2025 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,297	$10,266	$10,178	$10,398
2017	$11,452	$12,065	$10,339	$11,578
2018	$12,303	$13,494	$10,300	$12,503
2019	$12,505	$13,320	$10,960	$12,672
2020	$13,267	$14,043	$11,992	$13,447
2021	$16,583	$19,920	$11,944	$16,524
2022	$15,402	$18,569	$10,962	$15,562
2023	$15,185	$18,727	$10,728	$15,648
2024	$17,192	$23,138	$10,868	$17,521

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	13.22%	6.57%	6.63%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2025 Index	11.97%	6.70%	6.85%

AssetsNet	$ 81,928,100
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$81,928,100 # of Portfolio Holdings15 Portfolio Turnover Rate59% Investment Advisory Fees Paid$57,627
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	48.8%
Fixed Income	51.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	28.2%
Voya Intermediate Bond Fund - Class R6	21.4%
iShares Core U.S. Aggregate Bond ETF	12.2%
Vanguard FTSE Developed Markets ETF	8.1%
Schwab U.S. TIPS ETF	6.8%
iShares Core S&P Mid-Cap ETF	5.0%
Voya Multi-Manager International Equity Fund - Class I	3.7%
Vanguard Short-Term Corporate Bond ETF	3.0%
Voya Global Bond Fund - Class R6	3.0%
SPDR Portfolio High Yield Bond ETF	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164507
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class A
Trading Symbol	VTREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
12/21/2015	$9,429	$10,000	$10,000	$10,000	$10,000
2016	$9,684	$10,271	$10,266	$10,178	$10,408
2017	$10,877	$11,535	$12,065	$10,339	$11,702
2018	$11,790	$12,504	$13,494	$10,300	$12,780
2019	$11,853	$12,571	$13,320	$10,960	$12,860
2020	$12,534	$13,293	$14,043	$11,992	$13,594
2021	$16,219	$17,202	$19,920	$11,944	$17,298
2022	$15,046	$15,957	$18,569	$10,962	$16,265
2023	$14,806	$15,702	$18,727	$10,728	$16,362
2024	$17,054	$18,086	$23,138	$10,868	$18,692

AssetsNet	$ 119,272,070
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,272,070 # of Portfolio Holdings13 Portfolio Turnover Rate52% Investment Advisory Fees Paid$83,011
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121561
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	IRSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$266,917	$262,700	$257,575	$264,525
2016	$260,477	$248,462	$265,276	$261,377
2017	$293,240	$292,017	$269,468	$293,866
2018	$318,801	$326,592	$268,471	$320,931
2019	$321,216	$322,379	$285,653	$322,953
2020	$340,593	$339,884	$312,561	$341,394
2021	$441,710	$482,125	$311,311	$434,390
2022	$410,936	$449,437	$285,721	$408,457
2023	$405,440	$453,257	$279,607	$410,907
2024	$468,150	$560,029	$283,257	$469,406

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	15.47%	7.82%	6.47%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2030 Index	14.24%	7.77%	6.50%

AssetsNet	$ 119,272,070
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,272,070 # of Portfolio Holdings13 Portfolio Turnover Rate52% Investment Advisory Fees Paid$83,011
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201119
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R
Trading Symbol	VRRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$9,861	$10,660	$10,048
2020	$10,509	$10,397	$11,664	$10,622
2021	$13,565	$14,747	$11,617	$13,515
2022	$12,547	$13,748	$10,662	$12,708
2023	$12,331	$13,864	$10,434	$12,785
2024	$14,169	$17,130	$10,570	$14,605

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	14.90%	7.30%	5.98%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2030 Index	14.24%	7.77%	6.46%

AssetsNet	$ 119,272,070
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,272,070 # of Portfolio Holdings13 Portfolio Turnover Rate52% Investment Advisory Fees Paid$83,011
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164508
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2030 Fund
Class Name	Class R6
Trading Symbol	VTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2030 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2030 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,281	$10,266	$10,178	$10,408
2017	$11,581	$12,065	$10,339	$11,702
2018	$12,598	$13,494	$10,300	$12,780
2019	$12,697	$13,320	$10,960	$12,860
2020	$13,470	$14,043	$11,992	$13,594
2021	$17,474	$19,920	$11,944	$17,298
2022	$16,248	$18,569	$10,962	$16,265
2023	$16,053	$18,727	$10,728	$16,362
2024	$18,546	$23,138	$10,868	$18,692

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	15.53%	7.87%	7.59%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2030 Index	14.24%	7.77%	7.67%

AssetsNet	$ 119,272,070
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$119,272,070 # of Portfolio Holdings13 Portfolio Turnover Rate52% Investment Advisory Fees Paid$83,011
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	38.1%
Equity	61.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	35.0%
Voya Intermediate Bond Fund - Class R6	17.6%
iShares Core U.S. Aggregate Bond ETF	11.7%
Vanguard FTSE Developed Markets ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	7.1%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Vanguard Short-Term Corporate Bond ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164510
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class A
Trading Symbol	VTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,254	$10,266	$10,178	$10,417
2017	$10,994	$11,666	$12,065	$10,339	$11,823
2018	$12,040	$12,776	$13,494	$10,300	$13,048
2019	$12,014	$12,749	$13,320	$10,960	$13,035
2020	$12,698	$13,474	$14,043	$11,992	$13,709
2021	$16,998	$18,037	$19,920	$11,944	$18,126
2022	$15,764	$16,728	$18,569	$10,962	$17,025
2023	$15,565	$16,517	$18,727	$10,728	$17,119
2024	$18,301	$19,420	$23,138	$10,868	$19,983

AssetsNet	$ 133,702,131
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,702,131 # of Portfolio Holdings11 Portfolio Turnover Rate52% Investment Advisory Fees Paid$93,598
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121562
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	IRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$266,687	$262,700	$257,575	$265,350
2016	$257,346	$248,462	$265,276	$261,317
2017	$293,578	$292,017	$269,468	$296,594
2018	$322,199	$326,592	$268,471	$327,322
2019	$322,655	$322,379	$285,653	$326,994
2020	$342,052	$339,884	$312,561	$343,900
2021	$459,348	$482,125	$311,311	$454,704
2022	$427,702	$449,437	$285,721	$427,104
2023	$423,720	$453,257	$279,607	$429,453
2024	$499,565	$560,029	$283,257	$501,306

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	17.90%	9.14%	7.17%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2035 Index	16.73%	8.92%	7.21%

AssetsNet	$ 133,702,131
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,702,131 # of Portfolio Holdings11 Portfolio Turnover Rate52% Investment Advisory Fees Paid$93,598
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201120
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R
Trading Symbol	VRRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$9,861	$10,660	$9,978
2020	$10,425	$10,397	$11,664	$10,494
2021	$13,917	$14,747	$11,617	$13,875
2022	$12,876	$13,748	$10,662	$13,032
2023	$12,691	$13,864	$10,434	$13,104
2024	$14,880	$17,130	$10,570	$15,296

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	17.24%	8.52%	6.85%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2035 Index	16.73%	8.92%	7.27%

AssetsNet	$ 133,702,131
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,702,131 # of Portfolio Holdings11 Portfolio Turnover Rate52% Investment Advisory Fees Paid$93,598
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164509
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2035 Fund
Class Name	Class R6
Trading Symbol	VTRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2035 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2035 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,264	$10,266	$10,178	$10,417
2017	$11,713	$12,065	$10,339	$11,823
2018	$12,860	$13,494	$10,300	$13,048
2019	$12,871	$13,320	$10,960	$13,035
2020	$13,647	$14,043	$11,992	$13,709
2021	$18,324	$19,920	$11,944	$18,126
2022	$17,062	$18,569	$10,962	$17,025
2023	$16,904	$18,727	$10,728	$17,119
2024	$19,927	$23,138	$10,868	$19,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	17.89%	9.14%	8.51%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2035 Index	16.73%	8.92%	8.52%

AssetsNet	$ 133,702,131
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,702,131 # of Portfolio Holdings11 Portfolio Turnover Rate52% Investment Advisory Fees Paid$93,598
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	27.1%
Equity	72.7%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	42.0%
Voya Intermediate Bond Fund - Class R6	14.7%
Vanguard FTSE Developed Markets ETF	10.6%
iShares Core U.S. Aggregate Bond ETF	8.6%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	6.0%
iShares Core S&P Small-Cap ETF	2.9%
Voya VACS Series EME Fund	2.0%
SPDR Portfolio High Yield Bond ETF	1.9%
Vanguard Long-Term Treasury ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164511
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class A
Trading Symbol	VTRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
12/21/2015	$9,428	$10,000	$10,000	$10,000	$10,000
2016	$9,669	$10,256	$10,266	$10,178	$10,423
2017	$11,087	$11,761	$12,065	$10,339	$11,911
2018	$12,204	$12,945	$13,494	$10,300	$13,242
2019	$12,101	$12,836	$13,320	$10,960	$13,170
2020	$12,812	$13,589	$14,043	$11,992	$13,800
2021	$17,689	$18,763	$19,920	$11,944	$18,727
2022	$16,431	$17,429	$18,569	$10,962	$17,590
2023	$16,297	$17,287	$18,727	$10,728	$17,700
2024	$19,519	$20,704	$23,138	$10,868	$21,040

AssetsNet	$ 105,232,185
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$105,232,185 # of Portfolio Holdings11 Portfolio Turnover Rate48% Investment Advisory Fees Paid$91,508
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121563
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	IRSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$268,267	$262,700	$257,575	$265,850
2016	$258,351	$248,462	$265,276	$261,091
2017	$296,668	$292,017	$269,468	$298,349
2018	$327,502	$326,592	$268,471	$331,704
2019	$325,573	$322,379	$285,653	$329,880
2020	$345,326	$339,884	$312,561	$345,681
2021	$477,826	$482,125	$311,311	$469,090
2022	$445,548	$449,437	$285,721	$440,616
2023	$442,858	$453,257	$279,607	$443,348
2024	$532,331	$560,029	$283,257	$527,031

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	20.20%	10.33%	7.85%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2040 Index	18.88%	9.82%	7.74%

AssetsNet	$ 105,232,185
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$105,232,185 # of Portfolio Holdings11 Portfolio Turnover Rate48% Investment Advisory Fees Paid$91,508
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201121
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R
Trading Symbol	VRRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$9,861	$10,660	$9,933
2020	$10,365	$10,397	$11,664	$10,409
2021	$14,272	$14,747	$11,617	$14,125
2022	$13,227	$13,748	$10,662	$13,268
2023	$13,085	$13,864	$10,434	$13,350
2024	$15,638	$17,130	$10,570	$15,870

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	19.51%	9.76%	7.74%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2040 Index	18.88%	9.82%	7.92%

AssetsNet	$ 105,232,185
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$105,232,185 # of Portfolio Holdings11 Portfolio Turnover Rate48% Investment Advisory Fees Paid$91,508
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164512
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2040 Fund
Class Name	Class R6
Trading Symbol	VTRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2040 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2040 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,276	$10,266	$10,178	$10,423
2017	$11,809	$12,065	$10,339	$11,911
2018	$13,041	$13,494	$10,300	$13,242
2019	$12,970	$13,320	$10,960	$13,170
2020	$13,774	$14,043	$11,992	$13,800
2021	$19,079	$19,920	$11,944	$18,727
2022	$17,782	$18,569	$10,962	$17,590
2023	$17,682	$18,727	$10,728	$17,700
2024	$21,262	$23,138	$10,868	$21,040

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	20.25%	10.39%	9.34%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2040 Index	18.88%	9.82%	9.18%

AssetsNet	$ 105,232,185
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$105,232,185 # of Portfolio Holdings11 Portfolio Turnover Rate48% Investment Advisory Fees Paid$91,508
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	16.6%
Equity	83.4%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	47.0%
Vanguard FTSE Developed Markets ETF	13.3%
Voya Intermediate Bond Fund - Class R6	10.9%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%
iShares Core U.S. Aggregate Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164513
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class A
Trading Symbol	VTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,266	$10,178	$10,428
2017	$11,090	$11,768	$12,065	$10,339	$11,984
2018	$12,251	$13,000	$13,494	$10,300	$13,372
2019	$12,082	$12,820	$13,320	$10,960	$13,257
2020	$12,760	$13,540	$14,043	$11,992	$13,853
2021	$17,950	$19,047	$19,920	$11,944	$19,094
2022	$16,702	$17,723	$18,569	$10,962	$17,941
2023	$16,593	$17,607	$18,727	$10,728	$18,070
2024	$20,117	$21,346	$23,138	$10,868	$21,731

AssetsNet	$ 115,558,135
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$115,558,135 # of Portfolio Holdings10 Portfolio Turnover Rate46% Investment Advisory Fees Paid$105,916
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121564
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	IRSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$269,012	$262,700	$257,575	$266,225
2016	$258,785	$248,462	$265,276	$260,847
2017	$297,916	$292,017	$269,468	$299,766
2018	$329,703	$326,592	$268,471	$334,479
2019	$326,331	$322,379	$285,653	$331,602
2020	$345,534	$339,884	$312,561	$346,524
2021	$487,915	$482,125	$311,311	$477,614
2022	$455,397	$449,437	$285,721	$448,766
2023	$454,120	$453,257	$279,607	$451,997
2024	$552,289	$560,029	$283,257	$543,571

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	21.62%	11.10%	8.25%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2045 Index	20.26%	10.39%	8.08%

AssetsNet	$ 115,558,135
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$115,558,135 # of Portfolio Holdings10 Portfolio Turnover Rate46% Investment Advisory Fees Paid$105,916
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201122
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R
Trading Symbol	VRRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$9,861	$10,660	$9,904
2020	$10,279	$10,397	$11,664	$10,349
2021	$14,430	$14,747	$11,617	$14,264
2022	$13,388	$13,748	$10,662	$13,403
2023	$13,261	$13,864	$10,434	$13,499
2024	$16,022	$17,130	$10,570	$16,234

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	20.83%	10.43%	8.18%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2045 Index	20.26%	10.39%	8.32%

AssetsNet	$ 115,558,135
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$115,558,135 # of Portfolio Holdings10 Portfolio Turnover Rate46% Investment Advisory Fees Paid$105,916
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164514
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2045 Fund
Class Name	Class R6
Trading Symbol	VTRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2045 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors..

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2045 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,277	$10,266	$10,178	$10,428
2017	$11,828	$12,065	$10,339	$11,984
2018	$13,108	$13,494	$10,300	$13,372
2019	$12,969	$13,320	$10,960	$13,257
2020	$13,745	$14,043	$11,992	$13,853
2021	$19,412	$19,920	$11,944	$19,094
2022	$18,131	$18,569	$10,962	$17,941
2023	$18,066	$18,727	$10,728	$18,070
2024	$21,975	$23,138	$10,868	$21,731

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	21.64%	11.12%	9.77%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2045 Index	20.26%	10.39%	9.60%

AssetsNet	$ 115,558,135
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$115,558,135 # of Portfolio Holdings10 Portfolio Turnover Rate46% Investment Advisory Fees Paid$105,916
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	9.8%
Equity	90.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	50.8%
Vanguard FTSE Developed Markets ETF	15.3%
Voya Multi-Manager International Equity Fund - Class I	8.3%
iShares Core S&P Mid-Cap ETF	6.9%
Voya Intermediate Bond Fund - Class R6	6.0%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.9%
SPDR Portfolio High Yield Bond ETF	1.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164515
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class A
Trading Symbol	VTROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,266	$10,178	$10,427
2017	$11,101	$11,780	$12,065	$10,339	$12,044
2018	$12,277	$13,028	$13,494	$10,300	$13,479
2019	$12,087	$12,826	$13,320	$10,960	$13,334
2020	$12,744	$13,524	$14,043	$11,992	$13,923
2021	$17,967	$19,066	$19,920	$11,944	$19,342
2022	$16,662	$17,680	$18,569	$10,962	$18,168
2023	$16,556	$17,568	$18,727	$10,728	$18,301
2024	$20,172	$21,406	$23,138	$10,868	$22,144

AssetsNet	$ 84,523,254
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,523,254 # of Portfolio Holdings9 Portfolio Turnover Rate40% Investment Advisory Fees Paid$75,585
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121565
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	IRSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$268,845	$262,700	$257,575	$266,650
2016	$258,599	$248,462	$265,276	$260,757
2017	$297,559	$292,017	$269,468	$301,200
2018	$330,200	$326,592	$268,471	$337,104
2019	$325,919	$322,379	$285,653	$333,463
2020	$345,036	$339,884	$312,561	$348,202
2021	$487,369	$482,125	$311,311	$483,722
2022	$453,407	$449,437	$285,721	$454,360
2023	$452,466	$453,257	$279,607	$457,677
2024	$552,723	$560,029	$283,257	$553,788

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	22.16%	11.14%	8.26%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2050 Index	21.00%	10.68%	8.28%

AssetsNet	$ 84,523,254
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,523,254 # of Portfolio Holdings9 Portfolio Turnover Rate40% Investment Advisory Fees Paid$75,585
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201123
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R
Trading Symbol	VRRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$9,861	$10,660	$9,882
2020	$10,244	$10,397	$11,664	$10,319
2021	$14,404	$14,747	$11,617	$14,335
2022	$13,321	$13,748	$10,662	$13,465
2023	$13,200	$13,864	$10,434	$13,563
2024	$16,029	$17,130	$10,570	$16,411

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.43%	10.50%	8.19%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2050 Index	21.00%	10.68%	8.51%

AssetsNet	$ 84,523,254
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,523,254 # of Portfolio Holdings9 Portfolio Turnover Rate40% Investment Advisory Fees Paid$75,585
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164516
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2050 Fund
Class Name	Class R6
Trading Symbol	VTRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2050 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2050 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,277	$10,266	$10,178	$10,427
2017	$11,831	$12,065	$10,339	$12,044
2018	$13,134	$13,494	$10,300	$13,479
2019	$12,957	$13,320	$10,960	$13,334
2020	$13,722	$14,043	$11,992	$13,923
2021	$19,413	$19,920	$11,944	$19,342
2022	$18,068	$18,569	$10,962	$18,168
2023	$18,023	$18,727	$10,728	$18,301
2024	$22,023	$23,138	$10,868	$22,144

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.19%	11.19%	9.80%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2050 Index	21.00%	10.68%	9.84%

AssetsNet	$ 84,523,254
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$84,523,254 # of Portfolio Holdings9 Portfolio Turnover Rate40% Investment Advisory Fees Paid$75,585
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	6.9%
Equity	93.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	52.7%
Vanguard FTSE Developed Markets ETF	15.4%
Voya Multi-Manager International Equity Fund - Class I	8.2%
iShares Core S&P Mid-Cap ETF	7.9%
Voya Intermediate Bond Fund - Class R6	4.9%
iShares Core S&P Small-Cap ETF	3.9%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164517
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class A
Trading Symbol	VTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,257	$10,266	$10,178	$10,428
2017	$11,116	$11,795	$12,065	$10,339	$12,090
2018	$12,295	$13,046	$13,494	$10,300	$13,545
2019	$12,088	$12,826	$13,320	$10,960	$13,391
2020	$12,759	$13,538	$14,043	$11,992	$13,961
2021	$18,045	$19,147	$19,920	$11,944	$19,474
2022	$16,710	$17,731	$18,569	$10,962	$18,290
2023	$16,614	$17,629	$18,727	$10,728	$18,427
2024	$20,247	$21,484	$23,138	$10,868	$22,307

AssetsNet	$ 76,169,492
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,169,492 # of Portfolio Holdings9 Portfolio Turnover Rate44% Investment Advisory Fees Paid$65,981
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000121566
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	IRSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
2014	$250,000	$250,000	$250,000	$250,000
2015	$269,123	$262,700	$257,575	$266,750
2016	$258,862	$248,462	$265,276	$260,401
2017	$298,516	$292,017	$269,468	$301,883
2018	$330,987	$326,592	$268,471	$338,230
2019	$326,415	$322,379	$285,653	$334,374
2020	$345,873	$339,884	$312,561	$348,619
2021	$490,772	$482,125	$311,311	$486,288
2022	$456,251	$449,437	$285,721	$456,722
2023	$454,824	$453,257	$279,607	$460,147
2024	$556,630	$560,029	$283,257	$557,016

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	22.39%	11.27%	8.33%
MSCI All Country World Index℠	23.56%	11.68%	8.40%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P Target Date 2055 Index	21.05%	10.75%	8.34%

AssetsNet	$ 76,169,492
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,169,492 # of Portfolio Holdings9 Portfolio Turnover Rate44% Investment Advisory Fees Paid$65,981
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201124
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R
Trading Symbol	VRRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$9,861	$10,660	$9,877
2020	$10,235	$10,397	$11,664	$10,297
2021	$14,425	$14,747	$11,617	$14,364
2022	$13,328	$13,748	$10,662	$13,491
2023	$13,218	$13,864	$10,434	$13,592
2024	$16,071	$17,130	$10,570	$16,453

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.59%	10.59%	8.23%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2055 Index	21.05%	10.75%	8.56%

AssetsNet	$ 76,169,492
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,169,492 # of Portfolio Holdings9 Portfolio Turnover Rate44% Investment Advisory Fees Paid$65,981
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164518
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2055 Fund
Class Name	Class R6
Trading Symbol	VTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2055 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2055 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,267	$10,266	$10,178	$10,428
2017	$11,846	$12,065	$10,339	$12,090
2018	$13,151	$13,494	$10,300	$13,545
2019	$12,973	$13,320	$10,960	$13,391
2020	$13,736	$14,043	$11,992	$13,961
2021	$19,507	$19,920	$11,944	$19,474
2022	$18,143	$18,569	$10,962	$18,290
2023	$18,098	$18,727	$10,728	$18,427
2024	$22,141	$23,138	$10,868	$22,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.34%	11.28%	9.87%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2055 Index	21.05%	10.75%	9.93%

AssetsNet	$ 76,169,492
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$76,169,492 # of Portfolio Holdings9 Portfolio Turnover Rate44% Investment Advisory Fees Paid$65,981
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.7%
Equity	94.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.0%
Vanguard FTSE Developed Markets ETF	15.1%
Voya Multi-Manager International Equity Fund - Class I	8.5%
iShares Core S&P Mid-Cap ETF	7.8%
Voya Intermediate Bond Fund - Class R6	3.9%
iShares Core S&P Small-Cap ETF	3.8%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.0%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164519
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class A
Trading Symbol	VTRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$9,425	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,252	$10,266	$10,178	$10,398
2017	$11,115	$11,793	$12,065	$10,339	$12,086
2018	$12,298	$13,048	$13,494	$10,300	$13,562
2019	$12,081	$12,818	$13,320	$10,960	$13,416
2020	$12,759	$13,537	$14,043	$11,992	$14,018
2021	$18,103	$19,207	$19,920	$11,944	$19,544
2022	$16,788	$17,812	$18,569	$10,962	$18,344
2023	$16,688	$17,706	$18,727	$10,728	$18,489
2024	$20,340	$21,580	$23,138	$10,868	$22,383

AssetsNet	$ 45,114,498
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,114,498 # of Portfolio Holdings9 Portfolio Turnover Rate42% Investment Advisory Fees Paid$30,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000161488
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	VRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$250,000	$250,000	$250,000	$250,000
2016	$256,568	$256,638	$254,444	$259,938
2017	$295,942	$301,627	$258,465	$302,126
2018	$327,895	$337,339	$257,508	$339,045
2019	$323,340	$332,988	$273,989	$335,384
2020	$342,404	$351,069	$299,799	$350,442
2021	$487,906	$497,991	$298,599	$488,587
2022	$454,100	$464,228	$274,055	$458,588
2023	$453,131	$468,174	$268,190	$462,210
2024	$554,250	$578,458	$271,691	$559,695

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class I	22.32%	11.38%	9.89%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2060 Index	21.09%	10.78%	10.01%

AssetsNet	$ 45,114,498
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,114,498 # of Portfolio Holdings9 Portfolio Turnover Rate42% Investment Advisory Fees Paid$30,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000201125
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R
Trading Symbol	VRROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$9,861	$10,660	$9,882
2020	$10,246	$10,397	$11,664	$10,326
2021	$14,492	$14,747	$11,617	$14,397
2022	$13,406	$13,748	$10,662	$13,513
2023	$13,290	$13,864	$10,434	$13,619
2024	$16,168	$17,130	$10,570	$16,492

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (6/1/2018)
Class R	21.65%	10.70%	8.34%
MSCI All Country World Index℠	23.56%	11.68%	9.26%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	0.96%
S&P Target Date 2060 Index	21.09%	10.78%	8.60%

AssetsNet	$ 45,114,498
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,114,498 # of Portfolio Holdings9 Portfolio Turnover Rate42% Investment Advisory Fees Paid$30,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000164520
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2060 Fund
Class Name	Class R6
Trading Symbol	VTRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2060 Index.

Top contributors to performance:

Underlying fund selection had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core S&P Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

Tactical asset allocation had a negative impact. The Fund’s overweight to duration was the biggest detractor. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2060 Index
12/21/2015	$10,000	$10,000	$10,000	$10,000
2016	$10,263	$10,266	$10,178	$10,398
2017	$11,844	$12,065	$10,339	$12,086
2018	$13,136	$13,494	$10,300	$13,562
2019	$12,957	$13,320	$10,960	$13,416
2020	$13,721	$14,043	$11,992	$14,018
2021	$19,546	$19,920	$11,944	$19,544
2022	$18,193	$18,569	$10,962	$18,344
2023	$18,158	$18,727	$10,728	$18,489
2024	$22,232	$23,138	$10,868	$22,383

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	22.43%	11.40%	9.92%
MSCI All Country World Index℠	23.56%	11.68%	10.52%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.15%
S&P Target Date 2060 Index	21.09%	10.78%	10.01%

AssetsNet	$ 45,114,498
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$45,114,498 # of Portfolio Holdings9 Portfolio Turnover Rate42% Investment Advisory Fees Paid$30,354
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	5.8%
Equity	94.1%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	14.6%
Voya Multi-Manager International Equity Fund - Class I	8.9%
iShares Core S&P Mid-Cap ETF	7.5%
Voya Intermediate Bond Fund - Class R6	4.0%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000219039
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class A
Trading Symbol	VTAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class A with Sales Charges	Class A without Sales Charge	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$12,673	$9,776	$12,922
2022	$11,434	$12,132	$11,814	$8,972	$12,147
2023	$11,384	$12,078	$11,914	$8,780	$12,238
2024	$13,930	$14,780	$15,067	$8,895	$14,866

AssetsNet	$ 14,686,747
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,686,747 # of Portfolio Holdings9 Portfolio Turnover Rate61% Investment Advisory Fees Paid$11,429
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000219040
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	VTIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class I	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$316,821	$244,395	$323,057
2022	$304,721	$295,341	$224,306	$303,673
2023	$304,122	$297,851	$219,506	$305,951
2024	$372,750	$376,687	$222,371	$371,675

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/29/2020)
Class I	22.57%	10.97%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

AssetsNet	$ 14,686,747
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,686,747 # of Portfolio Holdings9 Portfolio Turnover Rate61% Investment Advisory Fees Paid$11,429
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000219041
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R
Trading Symbol	VTURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$12,673	$9,776	$12,922
2022	$12,075	$11,814	$8,972	$12,147
2023	$11,995	$11,914	$8,780	$12,238
2024	$14,632	$15,067	$8,895	$14,866

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/29/2020)
Class R	21.98%	10.42%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

AssetsNet	$ 14,686,747
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,686,747 # of Portfolio Holdings9 Portfolio Turnover Rate61% Investment Advisory Fees Paid$11,429
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance
C000219038
Shareholder Report [Line Items]
Fund Name	Voya Target Retirement 2065 Fund
Class Name	Class R6
Trading Symbol	VTUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended May 31, 2024, the Fund outperformed the S&P Target Date 2065+ Index.

Top contributors to performance:

Underlying fund selection and tactical asset allocation had a positive impact. The Fund’s overweight to U.S. large cap and underweight in core fixed income were the biggest contributors. On an individual holdings level, Voya Intermediate Bond Fund, iShares Core Mid-Cap ETF and Voya VACS Series EME Fund were key contributors.

Top detractors to performance:

The Fund’s overweight to duration was the biggest detractor3. On an individual holdings level, key detractors were Vanguard FTSE Developed Markets ETF and Voya Multi-Manager International Equity Fund.

Line Graph [Table Text Block]
	Class R6	MSCI All Country World Index℠	Bloomberg U.S. Aggregate Bond Index	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,092	$12,673	$9,776	$12,922
2022	$12,190	$11,814	$8,972	$12,147
2023	$12,170	$11,914	$8,780	$12,238
2024	$14,920	$15,067	$8,895	$14,866

Average Annual Return [Table Text Block]
	1 Year	Since Inception (7/29/2020)
Class R6	22.60%	10.99%
MSCI All Country World Index℠	23.56%	11.27%
Bloomberg U.S. Aggregate Bond Index	1.31%	-3.01%
S&P Target Date 2065+ Index	21.48%	10.88%

AssetsNet	$ 14,686,747
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,686,747 # of Portfolio Holdings9 Portfolio Turnover Rate61% Investment Advisory Fees Paid$11,429
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.7%
Equity	95.2%

Largest Holdings [Text Block]

Top 10 Holdings

Nuveen S&P 500 Index Fund - Class R6	54.4%
Vanguard FTSE Developed Markets ETF	15.5%
Voya Multi-Manager International Equity Fund - Class I	9.1%
iShares Core S&P Mid-Cap ETF	7.5%
iShares Core S&P Small-Cap ETF	3.7%
Voya VACS Series EME Fund	3.1%
Voya Intermediate Bond Fund - Class R6	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%
Vanguard Long-Term Treasury ETF	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/performance